TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
Property and equipment	$ 11,039	$ 3,290
Deferred revenue	93,163	145,003
Unutilized tax losses and unused capital allowances	2,049,196	1,690,773
Provision and accrued expenses	58,650	28,807
Allowance for credit losses	41,002	13,012
Others	19,844	7,811
Valuation allowance	(2,013,288)	(1,768,957)
Total deferred tax assets	259,606	119,739
Deferred tax liabilities [Abstract]
Property and equipment	(14,456)	(6,949)
Intangible assets	(1,292)	(1,174)
Deferred channel costs	(7,111)	(13,783)
Others	(1,488)	(1,070)
Total deferred tax liabilities	(24,347)	(22,976)
Net deferred tax assets	235,259	96,763
Tax losses with expiry date	2,661,916	$ 3,473,098	$ 1,671,044
Deferred tax liability recognized on undistributed earnings	$ 0